Columbia Variable Portfolio – Acorn International Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Acorn International Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Australia 4.1%
CAR Group Ltd.	257,189	6,255,037
Pro Medicus Ltd.	25,560	5,203,908
Total		11,458,945
Canada 1.1%
Altus Group Ltd.	73,613	3,144,037
China 1.1%
Silergy Corp.	372,000	3,168,178
Finland 2.8%
Konecranes OYJ	45,490	3,766,080
Valmet OYJ(a)	126,519	4,215,315
Total		7,981,395
France 3.8%
Gaztransport Et Technigaz SA	20,092	3,731,099
Robertet SA	4,378	4,088,856
Virbac SA	7,628	2,827,682
Total		10,647,637
Germany 7.0%
Atoss Software SE	19,536	2,526,901
CTS Eventim AG & Co. KGaA	63,601	6,243,995
Hypoport SE(b)	22,073	3,584,045
Nemetschek SE	56,430	7,364,202
Total		19,719,143
Greece 1.1%
National Bank of Greece SA	203,848	2,968,321
Ireland 2.2%
Bank of Ireland Group PLC	381,357	6,314,249
Italy 4.3%
Amplifon SpA	178,880	2,917,562
Carel Industries SpA	186,315	4,896,684
Prysmian SpA	44,710	4,449,606
Total		12,263,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 35.5%
BayCurrent, Inc.	37,700	2,215,516
Capcom Co., Ltd.	270,000	7,330,773
Disco Corp.	18,800	5,894,562
Gunma Bank Ltd. (The)	300,700	3,343,245
Kakaku.com, Inc.	257,700	4,425,963
Kokusai Electric Corp.	206,900	5,868,712
Kraftia Corp.	110,300	5,334,835
Kyoritsu Maintenance Co., Ltd.(a)	195,200	4,218,423
MatsukiyoCocokara & Co.	126,700	2,573,667
Nihon M&A Center Holdings, Inc.	331,500	1,690,466
Nippon Sanso Holdings Corp.	130,900	4,635,919
Nissin Foods Holdings Co., Ltd.(a)	110,600	2,083,222
Niterra Co., Ltd.	195,700	7,548,991
Nomura Real Estate Holdings, Inc.	765,500	4,878,229
Omron Corp.	123,900	3,400,738
Open House Co., Ltd.	52,200	2,700,989
Sanwa Holdings Corp.	121,800	3,482,080
Sekisui Chemical Co., Ltd.	244,800	4,557,359
Simplex Holdings, Inc.	184,400	5,411,733
Sundrug Co., Ltd.	104,500	3,064,655
Suntory Beverage & Food Ltd.	193,900	6,060,136
Taisei Corp.	108,000	7,421,469
Yaskawa Electric Corp.	107,200	2,281,987
Total		100,423,669
Luxembourg 0.8%
CVC Capital Partners PLC(c)	126,258	2,204,618
Mexico 0.9%
Corporación Inmobiliaria Vesta SAB de CV	912,415	2,588,751
Netherlands 3.6%
BE Semiconductor Industries NV	40,068	5,999,405
IMCD NV	40,564	4,204,355
Total		10,203,760
New Zealand 1.8%
Fisher & Paykel Healthcare Corp., Ltd.	238,488	5,122,660

Columbia Variable Portfolio – Acorn International Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Acorn International Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.5%
Viscofan SA	19,012	1,297,282
Sweden 2.6%
AddTech AB, B Shares	119,452	3,885,803
Munters Group AB	152,865	1,829,816
Thule Group AB(a)	63,461	1,561,533
Total		7,277,152
Switzerland 6.5%
Belimo Holding AG, Registered Shares	4,110	4,322,513
Inficon Holding AG, Registered Shares	19,224	2,280,725
Interroll Holding AG, Registered Shares	462	1,447,894
Kardex Holding AG	13,774	5,381,984
Tecan Group AG, Registered Shares	13,413	2,429,505
VAT Group AG	6,108	2,438,115
Total		18,300,736
United Kingdom 17.2%
Ashtead Group PLC	62,661	4,202,134
Auto Trader Group PLC	529,849	5,628,739
Babcock International Group PLC	339,718	6,111,695
Baltic Classifieds Group PLC	845,031	3,523,095
ConvaTec Group PLC	1,370,116	4,277,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC	99,696	4,640,926
Howden Joinery Group PLC	361,324	4,110,740
ICG PLC	250,057	7,507,581
Rightmove PLC	586,636	5,602,286
Safestore Holdings PLC	348,008	3,079,676
Total		48,684,724
United States 1.4%
Interparfums, Inc.	40,955	4,029,153
Total Common Stocks (Cost $211,589,593)		277,798,262

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(d),(e)	4,749,367	4,747,942
Dreyfus Government Cash Management Fund, Institutional Shares, 4.041%(d),(f)	7,409,286	7,409,286
Total Money Market Funds (Cost $12,157,001)		12,157,228
Total Investments in Securities (Cost $223,746,594)		289,955,490
Other Assets & Liabilities, Net		(7,244,427)
Net Assets		$282,711,063
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2025. The total market value of securities on loan at September 30, 2025 was $6,997,171.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $2,204,618, which represents 0.78% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	7,040,597	40,917,202	(43,209,660)	(197)	4,747,942	(142)	189,670	4,749,367

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Acorn International Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7062_12_D01_(11/25)